                                        OppenheimerFunds, Inc.
                                     Two World Financial Center
                                   225 Liberty Street, 11th Floor
                                       New York, NY 10281-1008

February 5, 2008

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

         Re:      Oppenheimer Quest for Value Funds
                  File Nos. 33-15489; File No. 811-5225
                  EDGAR Filing of Registration Statement

To the Securities and Exchange Commission:

     Pursuant to Rule 497(j) under the  Securities  Act of 1933, as amended (the
"Securities  Act"),  I hereby  represent  that the  forms  of  Prospectuses  and
Statements of Additional Information that would have been filed pursuant to Rule
497(c) under the  Securities  Act would not have differed from that contained in
Post-Effective  Amendment No. 60 to the Registrant's  Registration  Statement on
Form N-1A,  which was filed  electronically  with the  Securities  and  Exchange
Commission on January 30, 2008.

                                             Sincerely,

                                             /s/ Taylor V. Edwards
                                             ------------------------------------
                                             Taylor V. Edwards
                                             Vice President & Assistant Counsel
                                             212-323-0310

cc:    Mayer Brown LLP
       KPMG LLP
       Gloria LaFond
       Nancy S. Vann